                                  UNITED STATES
                        SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Quarter Ended:       June 30, 2001

This Amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             The Danforth Associates, Inc.
Address:          One Hollis Street
                  Suite 206
                  Wellesley, MA   02482

13F File Number: 28-3656

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Danforth
Title:   President
Phone:   800-443-4427
Signature, Place, and Date of Signing:

         Stuart Gould Danforth   Wellesley, MA   July 31, 2001

Report Type:

(X)      13F HOLDINGS REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: $173,785,607

                           FORM 13F INFORMATION TABLE

                                                                                         DISCRETION           AUTHORITY
NAME OF ISSUER             TITLE OF CLASS     CUSIP        MARKET VALUE      SHARES   (A) SOLE    MANAGER     (C) NONE
--------------------       --------------   ---------      ------------      -------  ----------  -------     ---------

ADC TELECOM                     COM         000886101       $  171,422        25973        X        1              X

AMERICAN INT'L GROUP            COM         026874107       $4,940,951        58122        X        1              X

AMGEN INC.                      COM         031162100       $3,318,893        54695        X        1              X

AOL TIME WARNER INC.            COM         00184A105       $7,852,374       148158        X        1              X

APPLIED MATERIALS               COM         038222105       $1,918,190        39067        X        1              X

AUTOMATIC DATA PROC.            COM         053015103       $3,898,915        78449        X        1              X

ANADARKO PETROLEUM CORP.        COM         032511107       $1,725,551        32008        X        1              X

BANK OF NEW YORK                COM         064057102       $5,508,912       114769        X        1              X



                                     Page 2


CISCO SYSTEMS                   COM         17275R102       $2,126,015       116814        X        1             X

CITIGROUP INC                   COM         172967101       $8,888,639       168218        X        1             X

COLGATE PALMOLIVE               COM         194162103       $3,623,520        61426        X        1             X

CORNING                         COM         219350105       $  870,474        52093        X        1             X

EMC CORP.                       COM         268648102       $3,793,199       129682        X        1             X

ENRON                           COM         293561106       $3,992,763        81319        X        1             X

EXXON MOBIL                     COM         30231G102       $7,903,253        90478        X        1             X

FANNIE MAE                      COM         313586109       $7,461,468        87751        X        1             X

GENERAL ELECTRIC                COM         369604103       $9,946,804       204037        X        1             X

IBM                             COM         458140100       $4,015,116        35532        X        1             X

INTEL CORP                      COM         458140100       $5,555,921       189946        X        1             X

INTERPUBLIC GROUP               COM         460690100       $4,026,204       137179        X        1             X

JOHNSON & JOHNSON               COM         478160104       $3,881,350        77627        X        1             X

LOWES COS.                      COM         548661107       $8,467,383       116711        X        1             X

MCDATA CORP.                    COM         580031201       $   61,495         3504        X        1             X

MEDTRONIC                       COM         585055106       $8,638,009       187742        X        1             X

MERCK & CO                      COM         589331107       $4,092,349        64033        X        1             X



                                     Page 3


MERRILL LYNCH                   COM         590188108       $ 2,352,995        39713          X        1           X

MICROSOFT                       COM         594918104       $ 3,630,363        49731          X        1           X

NORTEL NETWORKS                 COM         656569100       $     9,572         1060          X        1           X

ORACLE                          COM         68389X105       $ 2,030,473       106867          X        1           X

PFIZER INC                      COM         717081103       $11,127,412       277838          X        1           X

SOLECTRON                       COM         834182107       $ 1,132,660        61894          X        1           X

SUN MICROSYSTEMS                COM         866810104       $ 2,579,400       164084          X        1           X

TARGET                          COM         87612E106       $ 5,068,623       146492          X        1           X

TEXAS INSTRUMENTS               COM         882508104       $ 4,434,738       139020          X        1           X

TYCO INTERNATIONAL              COM         902124106       $ 5,568,142       102149          X        1           X

UNITED TECHNOLOGIES             COM         913017109       $ 2,204,100        30086          X        1           X

VIACOM INC. B NON VTG           COM         925524308       $ 2,003,708        38719          X        1           X

WALGREEN CO.                    COM         931422109       $ 8,106,267       235237          X        1           X

WASHINGTON MUTUAL INC.          COM         939322103       $ 2,378,117        63332          X        1           X

WELLS FARGO                     COM         949746101       $ 2,713,555        58444          X        1           X

XILINX                          COM         983919101       $ 1,746,167        42344          X        1           X
